February 26, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

					RE:	Citicorp Life Variable Annuity
						33 Act File #33-81626
						40 Act File #811-8628

Commissioners:

	With respect to the variable annuity policies funded by the Citicorp Life Variable Annuity Separate Account, the initial Registration Statement registered an indefinite number of securities of the Account pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the amount of securities of the Account which were so registered under the Registration Statements.

	I have examined and relied upon copies of the Registration Statements and all amendments thereto, as well as the Rule 24f-2 Notice, and I have examined and relied upon originals, or copies certified to my satisfaction, of such corporate records, documents, certificates and other instruments as in my judgment are necessary or appropriate to enable me to render the opinion set forth below.

	Based on the foregoing, I am of the opinion that the individual variable annuity policies funded by the Account and the units of interest thereunder, the registration of which the Rule 24f-2 Notice makes definite in amount, were duly authorized and legally issued, and are fully-paid and nonassessable.

	I hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice.

					Very truly yours,
					CITICORP LIFE INSURANCE COMPANY

					/s/Richard M. Zuckerman
					Richard M. Zuckerman
					Vice President, Associate General Counsel &
					Secretary

Annual Notice of Securities Sold Pursuant to Rule 24F-2

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instruction at end of Form before preparing Form
Please print or type

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1.	Name and address of issuer.
	Citicorp Life Insurance Company
	800 Silver Lake Blvd.
	Dover, DE 19904
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2.	Name of each series or class of funds for which this notice is filed:
	Landmark VIP Equity Subaccount
	Landmark VIP U.S. Government Subaccount
	Landmark VIP International Equity Subaccount
	Landmark VIP Balanced Subaccount
	Fidelity Growth Subaccount
	AIM V.I. Capital Appreciation Subaccount
	MFS World Governments Subaccount
	MFS Money Market Subaccount
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3.	Investment Company Act File Number:
	811-8628

Securities Act File Number:
	33-81626
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4.	Last day of fiscal year for which this notice is filed:
	December 31, 1996
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5.	Check box if this notice is being filed for more than 180 days after the close of the issuers fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers
24f-2 declaration:
                                                                      [  ]
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6.	Date of termination of issuers declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
	Not applicable
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
7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
	None
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8.	Number and amount of securities registered during the current fiscal year other than pursuant to rule 24f-2:
	None
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9.	Number and aggregate sale price of securities sold during the fiscal year:
	Number of units     492,634
	Sales price     		$ 592,337
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10.	Number and aggregate sales price of securities sold during the current fiscal year in reliance upon registration pursuant to rule 24f-2:
	Number of units	    492,634
	Sales price		     $ 592,337
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11.	Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
Instruction B.7):
	Not applicable
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12.	Calculation of registration fees:
	(i)	Aggregate sale price of securities issued during the fiscal year in reliance on rule 24f-2 (from Item 10):
											$ 592,337
	(ii)	Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
									+		0
	(iii)	Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
									-		$ 30
	(iv)	Aggregate price of shares redeemed or repurchased and previously applied
		    as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
									+		0
	(v)	Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)](if applicable):
											$592,307
	(vi)	Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
									x		1/2900
	(vii)	Fee Due [line (i) or line (v) multiplied by line (vi)]:
											$203.24

Instruction:	Insurers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuers fiscal year. See Instruction C.3.
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13.	Check box if fees are being remitted to the Commissions lockbox depository as described in section 3a of the Commissions Rules of Informal
and Other Procedures (17 CFR 202.3a).                                  [X]

Date of mailing or wire transfer of filing fees to the Commissions lockbox depository: 2/21/97

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel F. Forcade
                     				Daniel F. Forcade	Vice President and Treasurer

Date:  2-19-97

*Please print the name and title of the signing officer below the signature.